Employee Benefits - Employee Share Issuances (Detail)	12 Months Ended
	Dec. 31, 2016 € / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 € / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 € / shares	Dec. 31, 2014 $ / shares
Euro [Member]
Number of shares
Conditional shares outstanding at January 1, 2016	804,508	804,508
Granted	396,237	396,237
Vested	(294,110)	(294,110)
Forfeited	(22,431)	(22,431)
Conditional shares outstanding at December 31, 2016	884,204	884,204	804,508	804,508
Weighted average fair value at grant date (EUR and USD-denominated)
Conditional shares outstanding at January 1, 2015 | € / shares	€ 71.05
Granted | € / shares	87.21		€ 88.83		€ 65.71
Vested | € / shares	68.09
Forfeited | € / shares	69.21
Conditional shares outstanding at December 31, 2015 | € / shares	€ 79.33		€ 71.05
USD denominated [Member]
Number of shares
Conditional shares outstanding at January 1, 2016	803,046	803,046
Granted	563,806	563,806
Vested	(329,345)	(329,345)
Forfeited	(82,899)	(82,899)
Conditional shares outstanding at December 31, 2016	954,608	954,608	803,046	803,046
Weighted average fair value at grant date (EUR and USD-denominated)
Conditional shares outstanding at January 1, 2015 | $ / shares		$ 92.46
Granted | $ / shares		96.00		$ 102.42		$ 84.62
Vested | $ / shares		88.72
Forfeited | $ / shares		92.74
Conditional shares outstanding at December 31, 2015 | $ / shares		$ 95.81		$ 92.46